Supplement dated May 27, 2010
to the Statement of Additional Information
for Principal Funds. Inc.
dated March 1, 2010

(as supplemented on March 17, 2010, May 3, 2010 and May 19, 2010)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

PORTFOLIO MANAGER DISCLOSURE

Sub-Advisor: PGI (Equity Portfolio Managers)
Delete references to Steven Larson in this section.

Add the following to the “Other Accounts Managed” section (information as of March 31, 2010):

	Total	Total	Number of	Total Assets
	Number	Assets in	Accounts that	of the
	of	the	base the	Accounts that
	Accounts	Accounts	Advisory Fee	base the
			on	Advisory Fee
			Performance	on
Performance
Mark Nebelung	N/A	N/A	N/A	N/A
International Growth Fund	N/A	N/A	N/A	N/A
Registered investment companies	2	$17.1m	none	none
Other pooled investment vehicles	0	$0m	none	none
Other accounts (individually managed accounts)	2	$221.2m	none	none

Add the following to the “Ownership of Securities” section (information as of March 31, 2010):

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of
	(list each fund on its own line)	Securities Owned by
the Portfolio Manager
Mark Nebelung	International Growth Fund	none